Income taxes - Changes net deferred taxes (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movements in net deferred tax balance
Net deferred tax balance, as of January 1	€ 4,561	€ 4,169	€ 5,298
Adoption of new IFRS standards	(1)	19
Recognized in income statement, Continuing operations	229	341	(666)
Recognized in income statement, Discontinuing operations		29	2
Recognized in other comprehensive income	(84)	(57)	(150)
Recognized in equity	(7)	6	(7)
Acquisitions through business combinations and disposals			(29)
Translation differences	36	54	(279)
Net deferred tax balance, as of December 31	€ 4,734	€ 4,561	€ 4,169